SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 7,451,060	$ 7,289,960	$ 9,655,741
Accumulated Amortization		(1,765,410)	(656,376)	3,108,146
Intangibles, net	$ 6,547,595	5,685,650	6,633,584	6,547,595
Finite-Lived Intangible Assets, Accumulated Amortization		1,765,410	$ 656,376	(3,108,146)
Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		8,013,387
Accumulated Amortization		(2,030,953)
Intangibles, net		5,982,434
Finite-Lived Intangible Assets, Accumulated Amortization		$ 2,030,953
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years 8 months 12 days	2 years 7 months 6 days	4 years 3 months 18 days
Gross Carrying Amount	$ 1,566,375	$ 1,087,760	$ 1,052,160
Accumulated Amortization		(307,163)	(96,258)	505,351
Intangibles, net		780,597	955,902	1,061,024
Finite-Lived Intangible Assets, Accumulated Amortization		307,163	$ 96,258	(505,351)
Trademarks and Trade Names [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,087,760
Accumulated Amortization		(307,163)
Intangibles, net		780,597
Finite-Lived Intangible Assets, Accumulated Amortization		$ 307,163
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years	7 years 7 months 6 days	9 years 4 months 24 days
Gross Carrying Amount		$ 3,686,290	$ 3,586,290	4,379,290
Accumulated Amortization		(623,649)	(257,529)	945,683
Intangibles, net		3,062,641	3,328,761	3,433,607
Finite-Lived Intangible Assets, Accumulated Amortization		623,649	$ 257,529	(945,683)
Customer Relationships [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		3,686,290
Accumulated Amortization		(623,649)
Intangibles, net		3,062,641
Finite-Lived Intangible Assets, Accumulated Amortization		$ 623,649
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		2 years 7 months 6 days	4 years 4 months 24 days
Gross Carrying Amount		$ 2,677,010	$ 2,651,510
Accumulated Amortization		(834,598)	(302,589)
Intangibles, net		1,842,412	2,348,921
Finite-Lived Intangible Assets, Accumulated Amortization		$ 834,598	$ 302,589
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years 10 months 24 days
Gross Carrying Amount	$ 326,739
Accumulated Amortization				4,834
Intangibles, net				321,905
Finite-Lived Intangible Assets, Accumulated Amortization				(4,834)
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	9 months 18 days	1 year 7 months 6 days
Gross Carrying Amount				562,327
Accumulated Amortization				406,125
Intangibles, net				156,202
Finite-Lived Intangible Assets, Accumulated Amortization				(406,125)
Purchased Software [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 562,327
Accumulated Amortization		(265,543)
Intangibles, net		296,784
Finite-Lived Intangible Assets, Accumulated Amortization		$ 265,543
Non-competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years 9 months 18 days	2 years 7 months 6 days
Gross Carrying Amount				2,821,010
Accumulated Amortization				1,246,153
Intangibles, net				1,574,857
Finite-Lived Intangible Assets, Accumulated Amortization				$ (1,246,153)
Non-competition Agreements [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 2,677,010
Accumulated Amortization		(834,598)
Intangibles, net		1,842,412
Finite-Lived Intangible Assets, Accumulated Amortization		$ 834,598